CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue		$ 8,525
Costs of revenue
Gross margin		8,525
Operating Expenses:
Professional fees	21,794	11,410	8,053
General and administrative	16,918	194,561	64,645
Stock-based compensation	302,002	204,319	363,443
Total Operating Expenses	340,714	410,290	436,141
Loss from Operations	(340,714)	(401,765)	(436,141)
Other expense (income):
Other expense (income)	14		1,494
Total other expense (income)	14		1,494
Loss before provision for income taxes	(340,728)	(401,765)	(437,635)
Provision for income taxes
Net loss	$ (340,728)	$ (401,765)	$ (437,635)
Basic and diluted loss per share
Net loss per share	$ (0.20)	$ (0.09)	$ (0.11)
Weighted-average number of common shares outstanding:
Basic and diluted	1,715,847	4,313,048	4,091,266
Comprehensive loss:
Net loss	$ (340,728)	$ (401,765)	$ (437,635)
Foreign curreny translation adjustment	(259)	9,455	1,486
Comprehensive loss	$ (340,987)	$ (392,310)	$ (436,149)